Property, Plant and Equipment (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Property, Plant and Equipment [Member] Use Rights [Member] USD ($)	Dec. 31, 2014 Property, Plant and Equipment [Member] Use Rights [Member] CNY	Dec. 31, 2013 Property, Plant and Equipment [Member] Use Rights [Member] CNY
Property, Plant and Equipment [Line Items]
Pledged Assets, Not Separately Reported, Real Estate					$ 16,223	100,659	262,809
Interest Costs Capitalized	$ 0	0	2,059	11,174